SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Operating Results by Segment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 233,559	$ 204,408
Depreciation and amortization	1,199	1,322
Net income (loss)	(4,282)	(1,340)
Total assets	201,474	185,576
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Depreciation and amortization	10	4
Net income (loss)	(1,735)	(1,554)
Total assets	14,899	7,144
Airport Security [Member]
Segment Reporting Information [Line Items]
Revenue	173,131	146,837
Depreciation and amortization	576	435
Net income (loss)	(2,014)	(2,556)
Total assets	88,411	86,035
Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	35,678	31,328
Depreciation and amortization	121	153
Net income (loss)	(2,005)	(422)
Total assets	19,143	24,508
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue	24,750	26,243
Depreciation and amortization	492	730
Net income (loss)	1,472	3,192
Total assets	$ 79,021	$ 67,889